UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22158

The Thirty-Eight Hundred Fund, LLC
(Exact name of registrant as specified in charter)

3800 Howard Hughes Parkway, Suite 900, Las Vegas, NV		89169-0925
(Address of principal executive offices)		(Zip code)

Joseph R. York The Thirty-Eight Hundred Fund, LLC 3800 Howard Hughes Parkway Suite 900 Las Vegas, NV 89169-0925
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(702) 791-6346

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2010 – February 28, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

The Thirty-Eight Hundred Fund, LLC

Portfolio of Investments

February 28, 2011 (unaudited)

	Principal
Description	Amount	Value
LONG-TERM INVESTMENTS— 81.9%
RESIDENTIAL MORTGAGE-BACKED SECURITIES-AGENCY-9.0%
Federal National Mortgage Association (Fannie Mae) (a)
Pool #898832, 5.50%, 11/01/36	$8,475,857	$9,088,276
Pool #256513, 5.50%, 12/01/36	12,833,628	13,760,914
Pool #922039, 5.50%, 2/01/37	14,708,932	15,753,332
Pool #916976, 5.50%, 4/01/37	13,620,378	14,587,485
Pool #256799, 5.50%, 7/01/37	11,339,818	12,144,995
Pool #936523, 5.50%, 7/01/37	13,980,150	14,972,803
Pool #888638, 5.50%, 9/01/37	7,032,217	7,531,536
Pool #966544, 5.50%, 10/01/37	5,254,599	5,627,699
Pool #947985, 5.50%, 11/01/37	20,048,802	21,472,357
Pool #953397, 5.50%, 11/01/37	12,043,865	12,899,033
Pool #966312, 5.50%, 11/01/37	243,806	261,117
Pool #954918, 5.50%, 12/01/37	4,603,420	4,930,283
Pool #956968, 5.50%, 12/01/37	6,788,238	7,270,233
Pool #959005, 5.50%, 12/01/37	3,770,059	4,037,750
Pool #960376, 5.50%, 12/01/37	11,737,562	12,570,981
Pool #960392, 5.50%, 12/01/37	9,782,699	10,477,315
Pool #965506, 5.50%, 12/01/37	5,198,006	5,567,088
Pool #966418, 5.50%, 12/01/37	8,040,272	8,611,168
Pool #966422, 5.50%, 12/01/37	3,725,394	3,989,914
Pool #967277, 5.50%, 12/01/37	6,757,176	7,236,965
Pool #933343, 5.50%, 1/01/38	3,183,287	3,405,833
Pool #953590, 5.50%, 1/01/38	13,131,257	14,063,635
Pool #954243, 5.50%, 1/01/38	3,786,221	4,055,060
Pool #956507, 5.50%, 1/01/38	3,248,223	3,475,309
Pool #956844, 5.50%, 1/01/38	3,175,241	3,397,224
Pool #956846, 5.50%, 1/01/38	17,874,254	19,123,855
Pool #956847, 5.50%, 1/01/38	14,269,386	15,266,969
Pool #960427, 5.50%, 1/01/38	12,888,795	13,803,957
Pool #960482, 5.50%, 1/01/38	15,006,079	16,071,577
Pool #960511, 5.50%, 1/01/38	24,258,785	25,981,267
Pool #960550, 5.50%, 1/01/38	11,467,346	12,281,579
Pool #960569, 5.50%, 1/01/38	8,872,955	9,502,974
Pool #960718, 5.50%, 1/01/38	17,472,478	18,713,102
Pool #960757, 5.50%, 1/01/38	2,720,686	2,913,867
Pool #961311, 5.50%, 1/01/38	11,035,886	11,807,412
Pool #961347, 5.50%, 1/01/38	23,561,408	25,208,603
Pool #965620, 5.50%, 1/01/38	3,215,191	3,443,484
Pool #966745, 5.50%, 1/01/38	3,362,012	3,597,052
Pool #966758, 5.50%, 1/01/38	3,353,890	3,588,362
Pool #966764, 5.50%, 1/01/38	3,296,572	3,527,038
Pool #967040, 5.50%, 1/01/38	6,728,409	7,198,797
Pool #967985, 5.50%, 1/01/38	3,237,304	3,463,626
Pool #961426, 5.50%, 2/01/38	17,333,693	18,564,463
Pool #961456, 5.50%, 2/01/38	7,674,622	8,211,161
Pool #961491, 5.50%, 2/01/38	16,668,892	17,834,226
Pool #961529, 5.50%, 2/01/38	12,761,448	13,653,610
Pool #961632, 5.50%, 2/01/38	3,373,318	3,609,149
Pool #961691, 5.50%, 2/01/38	3,718,325	3,978,276
Pool #966779, 5.50%, 2/01/38	1,739,074	1,860,654
Pool #968302, 5.50%, 2/01/38	18,556,334	19,853,620
Pool #968328, 5.50%, 2/01/38	8,699,503	9,317,207
Pool #969008, 5.50%, 2/01/38	3,759,277	4,022,091
Pool #969397, 5.50%, 2/01/38	155,971	166,875
Pool #969700, 5.50%, 2/01/38	9,085,857	9,730,994
Pool #972203, 5.50%, 2/01/38	2,165,119	2,316,484
Pool #257123, 5.50%, 3/01/38	3,724,462	3,984,842
Pool #933721, 5.50%, 3/01/38	32,087,407	34,330,661
Pool #953613, 5.50%, 3/01/38	5,161,358	5,522,193
Pool #956868, 5.50%, 3/01/38	3,214,227	3,438,936
Pool #962281, 5.50%, 3/01/38	46,881,968	50,159,520

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (continued)
Federal National Mortgage Association (Fannie Mae) (continued)
Pool #962304, 5.50%, 3/01/38	$30,211,493	$32,323,599
Pool #962344, 5.50%, 3/01/38	41,037,327	43,906,276
Pool #965756, 5.50%, 3/01/38	7,353,713	7,867,816
Pool #972385, 5.50%, 3/01/38	9,592,070	10,262,658
Pool #973028, 5.50%, 3/01/38	4,913,697	5,257,217
Pool #975198, 5.50%, 3/01/38	10,554,946	11,292,850
Pool #975202, 5.50%, 3/01/38	3,219,525	3,444,604
Pool #257161, 5.50%, 4/01/38	19,467,110	20,828,070
Pool #962441, 5.50%, 4/01/38	9,460,530	10,121,923
Pool #976379, 5.50%, 4/01/38	12,866,315	13,765,808
Pool #984745, 5.50%, 6/01/38	5,551,953	5,946,166
Pool #986013, 5.50%, 6/01/38	21,452,826	22,952,608
Pool #986519, 5.50%, 6/01/38	15,350,214	16,423,358
Pool #964380, 5.50%, 7/01/38	3,802,202	4,068,016
Pool #970025, 5.50%, 7/01/38	6,925,808	7,409,997
Pool #981517, 5.50%, 7/01/38	7,057,591	7,589,589
Pool #981723, 5.50%, 7/01/38	8,707,032	9,315,747
Pool #981872, 5.50%, 7/01/38	8,099,402	8,665,637
Pool #982199, 5.50%, 7/01/38	12,816,313	13,712,310
Pool #982664, 5.50%, 7/01/38	15,117,924	16,174,829
Pool #983334, 5.50%, 7/01/38	22,996,425	24,604,121
Pool #985704, 5.50%, 7/01/38	16,734,701	17,904,636
Pool #986043, 5.50%, 7/01/38	10,758,499	11,510,634
Pool #986656, 5.50%, 7/01/38	52,664,337	56,346,138
Pool #986657, 5.50%, 7/01/38	8,052,248	8,615,186
Pool #986686, 5.50%, 7/01/38	6,639,239	7,103,393
Pool #986734, 5.50%, 7/01/38	5,097,377	5,453,738
Pool #257306, 5.50%, 8/01/38	14,773,370	15,806,187
Pool #964528, 5.50%, 8/01/38	17,821,145	19,067,033
Total Residential Mortgage-Backed Securities-Agency (Cost $974,086,291)		1,064,976,932

RESIDENTIAL MORTGAGE-BACKED SECURITIES-24.4%
Adjustable Rate Mortgage Trust
Series 2004-5, Class 4A1
5.09%, 4/25/35 (b)	12,913,090	12,547,688
Banc of America Funding Corp.
Series 2004-2, Class 3A11
5.25%, 9/20/34	551,258	551,438
Series 2005-8, Class 1A1
5.50%, 1/25/36	7,604,722	7,832,818
Series 2005-A, Class 4A1
5.07%, 2/20/35 (b)	19,534,565	19,301,225
Series 2005-G, Class A1
5.19%, 10/20/35 (b)	14,831,908	14,895,448
Series 2006-D, Class 5A1
5.69%, 5/20/36 (b)	21,126,821	19,471,789
Series 2007-D, Class 3A1
5.55%, 6/20/37 (b)	9,408,149	8,055,097
Banc of America Mortgage Securities, Inc.
Series 2003-I, Class 2A6
3.23%, 10/25/33 (b)	9,367,478	9,340,903
Series 2004-7, Class 2A3
5.75%, 8/25/34	9,218,894	9,223,006
Series 2004-C, Class 2A1
2.96%, 4/25/34 (b)	19,647,793	19,162,355

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Securities, Inc. (continued)
Series 2004-D, Class 2A8
2.96%, 5/25/34 (b)	$24,027,000	$22,459,454
Series 2004-E, Class 2A6
2.87%, 6/25/34 (b)	8,166,575	7,778,393
Series 2004-L, Class 3A1
4.96%, 1/25/35 (b)	13,796,928	13,607,841
Series 2005-G, Class 4A3
4.87%, 8/25/35 (b)	14,861,916	14,768,954
Series 2005-H, Class 3A1
4.98%, 9/25/35 (b)	56,693,848	51,610,734
Series 2005-H, Class 4A2
5.12%, 9/25/35 (b)	11,914,194	11,477,575
Series 2005-J, Class 4A1
5.30%, 11/25/35 (b)	31,984,917	28,549,197
Series 2005-L, Class 4A1
5.49%, 1/25/36 (b)	57,184,150	54,147,901
Series 2006-A, Class 4A1
5.66%, 2/25/36 (b)	13,083,687	12,342,810
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-9, Class 3A2
2.90%, 2/25/34 (b)	2,431,737	2,381,417
Chase Mortgage Finance Trust
Series 2007-A1, Class 7A1
2.93%, 2/25/37 (b)	15,840,606	15,843,711
Citicorp Mortgage Securities, Inc.
Series 2003-6, Class 1A2
4.50%, 5/25/33	2,159,696	2,204,972
Series 2005-5, Class 3A1
5.00%, 8/25/35	10,852,789	10,520,129
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A
5.35%, 8/25/35 (b)	28,097,375	28,227,775
Series 2007-AR4, Class 1A1A
5.83%, 3/25/37 (b)	27,390,609	25,829,207
Series 2009-6, Class 5A1
6.25%, 11/25/37 (b)(c)	58,209,255	60,595,718
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-7, Class A2
0.66%, 5/25/33 (b)	5,137,674	4,777,595
Series 2003-42, Class 2A4
3.20%, 10/25/33 (b)	16,221,752	14,625,483
Series 2003-56, Class 2A5
3.11%, 12/25/33 (b)	23,103,488	21,455,609
Series 2005-5, Class A6
5.50%, 3/25/35	14,650,237	14,650,223
Series 2005-14, Class A2
5.50%, 7/25/35	7,545,220	7,767,797

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Countrywide Home Loan Mortgage Pass-Through Trust (continued)
Series 2007-1, Class A2
6.00%, 3/25/37	$19,194,750	$16,721,987
Series 2007-1, Class A4
6.00%, 3/25/37	17,495,654	15,566,286
Credit Suisse Mortgage Capital Certificates
Series 2009-4R, Class 1A1
2.52%, 4/25/36 (b)(c)	56,385,231	57,302,505
Series 2009-4R, Class 2A1
5.74%, 4/25/36 (b)(c)	233,833,040	244,860,606
Series 2009-5R, Class 1A1
5.95%, 7/26/49 (b)(c)	220,068,502	228,426,043
Series 2009-5R, Class 2A1
6.03%, 7/26/49 (b)(c)	116,732,014	119,133,541
First Horizon Mortgage Pass-Through Trust
Series 2005-1, Class 1A1
5.00%, 3/25/35	9,328,295	9,470,887
Series 2005-5, Class 1A4
5.50%, 10/25/35	11,320,205	11,277,822
Series 2005-7, Class A9
5.50%, 12/25/35	2,910,613	2,897,422
Series 2005-AR3, Class 3A1
5.52%, 8/25/35 (b)	8,973,358	8,579,266
Series 2006-4, Class 1A15
6.00%, 2/25/37	9,242,756	8,710,161
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 2A1
5.48%, 3/25/37 (b)	27,056,110	19,478,181
Jefferies & Co., Inc.
Series 2009-R1, Class 5A1
5.07%, 5/21/36 (b)(c)	12,127,636	12,500,053
J.P. Morgan Mortgage Trust
Series 2003-A1, Class 4A4
4.68%, 10/25/33 (b)	5,000,000	4,777,625
Series 2004-A3, Class 3A3
4.90%, 7/25/34 (b)	13,402,100	13,496,035
Series 2004-A4, Class 2A2
4.62%, 9/25/34 (b)	5,904,871	6,004,327
Series 2005-A1, Class 1A1
5.19%, 2/25/35 (b)	16,682,264	16,472,201
Series 2005-A3, Class 6A2
2.87%, 6/25/35 (b)	15,712,960	13,121,186
Series 2005-A5, Class TA1
5.42%, 8/25/35 (b)	94,092,509	93,170,403
Series 2005-S2, Class 2A2
5.25%, 9/25/35	10,456,625	10,460,400
J.P. Morgan ReRemic
Series 2009-1, Class A1
5.00%, 1/26/21 (c)	31,424,374	32,189,149

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Lehman Mortgage Trust
Series 2008-2, Class 1A11
6.00%, 3/25/38	$71,988,494	$70,392,077
MASTR Adjustable Rate Mortgages Trust
Series 2003-4, Class 2A1
2.51%, 10/25/33 (b)	22,195,158	22,011,160
Merrill Lynch Mortgage Investors Trust
Series MLCC, 2001-A, Class A
0.85%, 4/15/26 (b)	49,523,025	49,727,704
Series MLCC, 2004-A1, Class 2A2
2.59%, 2/25/34 (b)	13,025,907	12,736,198
Series MLCC, 2006-2, Class 4A
5.68%, 5/25/36 (b)	11,359,457	10,448,327
Series MLCC, 2007-1, Class 3A
5.85%, 1/25/37 (b)	12,572,797	11,566,659
Series MLCC, 2007-1, Class 4A2
5.71%, 1/25/37 (b)	8,601,943	8,681,640
Series MLCC, 2007-1, Class 4A3
5.71%, 1/25/37 (b)	16,250,000	15,938,552
Morgan Stanley Re-REMIC Trust
Series 2010-R9, Class 3A
3.25%, 11/26/36 (c)	91,035,463	89,361,139
PHHMC Mortgage Pass Through Certificates
Series 2008-CIM1, Class 21A1
6.00%, 5/25/38	28,060,931	29,140,547
Series 2008-CIM2, Class 2A1
5.05%, 7/25/38 (b)	21,678,311	21,880,461
Series 2008-CIM2, Class 3A1
5.30%, 7/25/38 (b)	4,958,428	4,857,956
Prime Mortgage Trust
Series 2003-2, Class 1A3
4.75%, 10/25/33	4,982,487	5,063,717
RBSSP Resecuritization Trust
Series 2009-6, Class 3A1
5.89%, 1/26/36 (b)(c)	453,612,004	464,211,556
Sequoia Mortgage Trust
Series 2004-5, Class A1
1.93%, 6/20/34 (b)	10,227,321	9,182,324
Series 2004-6, Class A1
2.00%, 7/20/34 (b)	11,210,183	9,996,905
Series 2007-1, Class 5A1
5.72%, 10/20/46 (b)	33,973,860	31,321,147
Thornburg Mortgage Securities Trust
Series 2003-2, Class A1
0.94%, 4/25/43 (b)	12,382,124	11,651,826
Series 2003-3, Class A4
3.95%, 6/25/43 (b)	16,983,782	17,263,268
Series 2003-4, Class A1
0.58%, 9/25/43 (b)	11,409,913	10,614,391

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Thornburg Mortgage Securities Trust (continued)
Series 2004-1, Class I2A
1.16%, 3/25/44 (b)	$1,059,012	$1,063,143
Series 2004-4, Class 1A
0.55%, 12/25/44 (b)	3,618,185	3,197,824
WaMu Mortgage Pass-Through Certificates
Series 2007-HY5, Class 3A1
5.73%, 5/25/37 (b)	12,343,341	11,341,098
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-A, Class A5
2.63%, 2/25/33 (b)	3,014,763	3,063,868
Series 2004-EE, Class 3A1
2.95%, 12/25/34 (b)	3,776,931	3,772,651
Series 2004-EE, Class 3A2
2.95%, 12/25/34 (b)	8,841,612	8,998,657
Series 2004-K, Class 1A2
4.48%, 7/25/34 (b)	8,008,098	8,290,728
Series 2004-P, Class 2A1
2.91%, 9/25/34 (b)	5,779,540	5,855,316
Series 2004-Q, Class 1A3
4.88%, 9/25/34 (b)	2,483,588	2,333,505
Series 2004-R, Class 2A1
2.87%, 9/25/34 (b)	9,744,812	9,470,212
Series 2005-AR6, Class A1
5.02%, 4/25/35 (b)	23,606,327	23,537,491
Series 2005-AR16, Class 6A3
2.89%, 10/25/35 (b)	55,408,922	51,549,302
Series 2006-2, Class 1A1
5.00%, 3/25/36	7,224,068	6,909,684
Series 2006-2, Class 1A10
5.50%, 3/25/36	17,126,000	16,321,900
Series 2006-2, Class 3A1
5.75%, 3/25/36	25,686,986	25,262,842
Series 2006-11, Class A8
6.00%, 9/25/36	29,004,409	27,177,451
Series 2006-14, Class A1
6.00%, 10/25/36	18,659,958	17,752,226
Series 2006-AR4, Class 2A4
5.63%, 4/25/36 (b)	39,500,000	38,096,170
Series 2006-AR11, Class A1
5.22%, 8/25/36 (b)	11,722,414	10,398,860
Series 2006-AR17, Class A2
5.35%, 10/25/36 (b)	10,011,314	8,322,405
Series 2007-1, Class A4
5.75%, 2/25/37	5,851,969	5,877,759
Series 2007-6, Class A6
6.00%, 5/25/37	31,777,584	29,057,073
Series 2007-7, Class A1
6.00%, 6/25/37	29,009,999	28,396,118

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2007-13, Class A7
6.00%, 9/25/37	$19,761,595	$19,181,157
Series 2007-14, Class 1A1
6.00%, 10/25/37	34,894,572	33,871,777
Series 2007-14, Class 2A1
5.50%, 10/25/22	13,611,181	14,046,806
Series 2007-16, Class 1A1
6.00%, 12/28/37	55,487,287	58,273,526
Series 2007-AR9, Class A1
6.00%, 12/28/37 (b)	23,496,693	22,277,896
Total Residential Mortgage-Backed Securities (Cost $2,646,561,290)		2,890,365,347

COMMERCIAL MORTGAGE-BACKED SECURITIES-27.6%
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class A4
5.74%, 5/10/45 (b)	27,695,000	30,448,351
Series 2006-2, Class AM
5.78%, 5/10/45 (b)	2,710,000	2,905,715
Series 2006-3, Class A4
5.89%, 7/10/44 (b)	29,675,000	32,432,481
Series 2006-3, Class AM
5.89%, 7/10/44 (b)	2,495,000	2,622,401
Series 2006-4, Class A4
5.63%, 7/10/46	6,000,000	6,514,485
Series 2006-5, Class A4
5.41%, 9/10/47	15,555,000	16,604,026
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4
5.72%, 9/11/38 (b)	5,000,000	5,503,499
Series 2006-PW12, Class AJ
5.76%, 9/11/38 (b)	2,600,000	2,593,718
Series 2006-PW13, Class A4
5.54%, 9/11/41	2,170,000	2,351,358
Series 2006-PW14, Class AJ
5.27%, 12/11/38	5,000,000	4,817,111
Series 2007-PW15, Class A4
5.33%, 2/11/44	51,123,000	53,914,438
Series 2007-PW15, Class AM
5.36%, 2/11/44	12,500,000	12,445,494
Series 2007-PW16, Class A4
5.72%, 6/11/40 (b)	103,572,000	112,623,509
Series 2007-PW17, Class A4
5.69%, 6/11/50 (b)	20,000,000	21,653,432
Series 2007-PW18, Class A4
5.70%, 6/11/50	7,500,000	8,103,622
Series 2007-T26, Class A4
5.47%, 1/12/45 (b)	54,350,000	58,508,460

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A4
5.70%, 12/10/49 (b)	$75,000,000	$81,286,373
Series 2008-C7, Class A4
5.82%, 12/10/49 (b)	77,612,805	85,267,640
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD2, Class A4
5.35%, 1/15/46 (b)	20,000,000	21,592,784
Series 2006-CD3, Class A5
5.62%, 10/15/48	14,500,000	15,674,675
Series 2007-CD4, Class A4
5.32%, 12/11/49	79,668,000	83,969,881
Series 2007-CD4, Class A-MFX
5.37%, 12/11/49 (b)	6,770,500	6,746,485
Series 2007-CD5, Class A4
5.89%, 11/15/44 (b)	4,050,000	4,394,608
Commercial Mortgage Pass-Through Certificates
Series 2006-C7, Class A4
5.77%, 6/10/46 (b)	34,500,000	37,885,992
Series 2007-C9, Class A4
5.81%, 12/10/49 (b)	128,891,353	140,817,386
Credit Suisse Commercial Mortgage Trust
Series 2006-C2, Class A3
5.66%, 3/15/39 (b)	2,200,000	2,383,899
Series 2006-C3, Class A3
5.83%, 6/15/38 (b)	12,500,000	13,693,114
Series 2006-C5, Class A3
5.31%, 12/15/39	10,000,000	10,606,017
Series 2007-C1, Class A3
5.38%, 2/15/40	12,500,000	13,007,862
Series 2007-C5, Class A4
5.70%, 9/15/40 (b)	12,782,500	13,457,609
CW Capital Cobalt Ltd.
Series 2006-C1, Class A4
5.22%, 8/15/48	2,850,000	2,985,883
Series 2007-C2, Class A3
5.48%, 4/15/47 (b)	168,812,537	176,285,530
Series 2007-C3, Class A4
5.82%, 5/15/46 (b)	157,295,000	170,332,648
Goldman Sachs Mortgage Securities Corporation II
Series 2007-GG10, Class A4
5.81%, 8/10/45 (b)	57,000,000	60,889,891
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4
5.89%, 7/10/38 (b)	102,660,000	112,744,754
Series 2007-GG9, Class A4
5.44%, 3/10/39	52,162,500	55,725,366
Series 2007-GG11, Class A4
5.74%, 12/10/49	25,000,000	26,797,648

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.48%, 12/12/44 (b)	$12,500,000	$13,388,419
Series 2006-CB14, Class AJ
5.49%, 12/12/44 (b)	10,000,000	8,959,442
Series 2006-CB16, Class A4
5.55%, 5/12/45	7,550,000	8,183,075
Series 2006-CB17, Class A4
5.43%, 12/12/43	113,554,500	121,675,725
Series 2006-CB17, Class AJ
5.49%, 12/12/43 (b)	10,000,000	9,546,386
Series 2006-LDP7, Class A4
5.86%, 4/15/45 (b)	19,968,000	21,863,998
Series 2006-LDP8, Class A4
5.40%, 5/15/45	6,000,000	6,453,443
Series 2006-LDP9, Class A3
5.34%, 5/15/47	14,530,000	15,441,964
Series 2007-C1, Class A4
5.72%, 2/15/51	50,000,000	52,865,545
Series 2007-CB18, Class A4
5.44%, 6/12/47	105,915,000	112,553,254
Series 2007-CB19, Class A4
5.74%, 2/12/49 (b)	14,815,000	15,956,657
Series 2007-CB20, Class A4
5.79%, 2/12/51 (b)	50,000,000	54,304,725
Series 2007-LDPX, Class AM
5.46%, 1/15/49 (b)	16,582,500	16,685,084
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.16%, 2/15/31	1,275,000	1,369,672
Series 2006-C3, Class A4
5.66%, 3/15/39 (b)	7,500,000	8,159,241
Series 2007-C1, Class A4
5.42%, 2/15/40	37,500,000	40,235,479
Series 2007-C1, Class AM
5.46%, 2/15/40	11,624,000	11,884,014
Series 2007-C2, Class A3
5.43%, 2/15/40	18,095,000	19,310,933
Series 2007-C7, Class A3
5.87%, 9/15/45 (b)	186,017,500	200,747,947
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.41%, 7/12/46 (b)	11,700,000	12,459,901
Series 2006-3, Class AM
5.46%, 7/12/46 (b)	10,000,000	10,333,316
Series 2006-4, Class A3
5.17%, 12/12/49 (b)	51,059,500	54,255,457
Series 2007-5, Class A4
5.38%, 8/12/48	35,557,000	37,391,549

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust (continued)
Series 2007-6, Class A4
5.49%, 3/12/51 (b)	$48,160,000	$50,572,517
Series 2007-8, Class A3
5.96%, 8/12/49 (b)	131,633,000	142,523,959
Series 2007-9, Class A4
5.70%, 9/12/49	36,171,000	38,501,110
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A4
5.74%, 8/12/43 (b)	69,750,000	75,191,114
Series 2008-C1, Class A4
5.69%, 2/12/51	2,476,000	2,651,790
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class A4
5.73%, 7/12/44 (b)	16,000,000	17,425,843
Series 2006-HQ10, Class A4
5.33%, 11/12/41	23,950,000	25,627,925
Series 2006-T21, Class AJ
5.27%, 10/12/52 (b)	4,975,000	5,141,778
Series 2007-HQ11, Class A4
5.45%, 2/12/44 (b)	45,415,000	48,273,806
Series 2007-IQ13, Class A4
5.36%, 3/15/44	104,360,000	108,932,533
Series 2007-IQ13, Class AM
5.41%, 3/15/44	25,000,000	25,280,538
Series 2007-IQ14, Class A4
5.69%, 4/15/49 (b)	44,375,000	47,005,732
Series 2007-IQ15, Class A4
5.88%, 6/11/49 (b)	14,875,000	16,140,254
Series 2007-IQ16, Class A4
5.81%, 12/12/49	86,936,200	94,728,474
Series 2007-IQ16, Class AM
6.11%, 12/12/49 (b)	12,750,000	13,497,696
Series 2007-T25, Class A3
5.51%, 11/12/49 (b)	106,540,000	115,072,607
Series 2008-T29, Class A4
6.28%, 1/11/43 (b)	50,000,000	55,735,730
TrizecHahn Office Properties Trust
Series 2001-TZHA, Class A4
6.53%, 5/15/16 (c)	9,365,387	9,451,873
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AM
5.82%, 5/15/46 (b)	20,000,000	20,653,432
Total Commercial Mortgage-Backed Securities (Cost $2,707,795,133)		3,277,022,082

AUTO LEASE-BACKED SECURITY-1.7%
General Motors Auto Lease Trust
Capital Auto Receivables Asset Trust 2008-SNI
7.74%, 1/31/13 (d)(e)(f)
(Cost $193,508,105)	193,508,105	196,038,804

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
CREDIT CARD BACKED SECURITIES-4.7%
American Express Credit Account Master Trust
Series 2007-7, Class B
0.44%, 2/17/15 (b)	$520,000	$517,427
Series 2007-8, Class B
0.97%, 5/15/15 (b)	5,000,000	5,011,291
Bank of America Credit Card Trust
Series 2006-A7, Class A7
0.31%, 12/15/16 (b)	8,000,000	7,922,722
Series 2006-A14, Class A14
0.33%, 4/15/16 (b)	50,000,000	49,764,350
Series 2006-C5, Class C5
0.67%, 1/15/16 (b)	20,355,000	19,960,103
Series 2007-A1, Class A1
5.17%, 6/15/19	15,000,000	16,729,167
Series 2007-A6, Class A6
0.33%, 9/15/16 (b)	2,400,000	2,383,778
Bank One Issuance Trust
Series 2003-A8, Class A8
0.52%, 5/16/16 (b)	25,000,000	25,032,175
Series 2004-A7, Class A7
0.39%, 5/15/14 (b)	20,235,000	20,231,688
Capital One Multi-Asset Execution Trust
Series 2004-C2, Class C2
1.32%, 12/15/16 (b)	5,500,000	5,404,400
Series 2006-A12, Class A
0.33%, 7/15/16 (b)	9,194,000	9,124,591
Series 2007-A1, Class A1
0.32%, 11/15/19 (b)	46,511,000	45,230,515
Series 2007-A4, Class A4
0.30%, 3/16/15 (b)	10,000,000	9,975,240
Series 2007-A7, Class A7
5.75%, 7/15/20	35,700,000	40,516,665
Series 2007-C2, Class C2
0.57%, 11/17/14 (b)	6,000,000	5,950,385
Chase Issuance Trust
Series 2005-A6, Class A6
0.34%, 7/15/14 (b)	31,560,000	31,524,823
Series 2006-C4, Class C4
0.56%, 1/15/14 (b)	30,000,000	29,915,187
Series 2007-A9, Class A9
0.30%, 6/16/14 (b)	35,000,000	34,945,043
Series 2007-B1, Class B1
0.52%, 4/15/19 (b)	40,645,000	39,101,583
Series 2007-C1, Class C1
0.73%, 4/15/19 (b)	1,000,000	934,377
Series 2008-A13, Class A13
1.80%, 9/15/15 (b)	10,900,000	11,264,261

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
CREDIT CARD BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust
Series 2005-A4, Class A4
4.40%, 6/20/14	$25,000,000	$26,191,830
Series 2005-A5, Class A5
4.55%, 6/20/17	15,000,000	16,274,545
Series 2007-A8, Class A8
5.65%, 9/20/19	30,000,000	33,920,592
Series 2008-A2, Class A2
1.41%, 1/23/20 (b)	6,965,000	7,271,284
MBNA Credit Card Master Note Trust
Series 2002-C3, Class C3
1.62%, 10/15/14 (b)	5,000,000	5,015,220
Series 2006-C2, Class C2
0.57%, 8/15/13 (b)	6,000,000	5,999,012
Series 2006-C3, Class C3
0.56%, 10/15/13 (b)	15,526,000	15,512,433
MBNA Master Credit Card Trust II
Series 1997-B, Class A
0.43%, 8/15/14 (b)	38,000,000	37,984,029
Total Credit Card Backed Securities (Cost $478,836,059)		559,608,716

STUDENT LOAN-BACKED SECURITIES-1.3%
SLM Private Credit Student Loan Trust
Series 2002-A, Class A2
0.85%, 12/16/30 (b)	33,445,259	30,527,532
Series 2003-B, Class A2
0.70%, 3/15/22 (b)	27,130,457	25,004,254
Series 2010-C, Class A1
1.92%, 12/15/17 (b)(c)	97,408,585	98,187,980
Total Student Loan-Backed Securities (Cost $151,653,428)		153,719,766

OTHER ASSET-BACKED SECURITY—0.3%
Sonic Capital, LLC
Series 2006-1A, Class A2
5.10%, 12/20/31 (c)
(Cost $28,865,018)	31,456,320	32,360,689

CORPORATE BONDS-11.0%
AGRICULTURE-0.0% (g)
Bunge Ltd. Finance Co.
8.50%, 6/15/19	4,000,000	4,751,852

AUTO PARTS & EQUIPMENT-0.0% (g)
Johnson Controls, Inc.
5.50%, 1/15/16	5,000,000	5,549,945

BANKS-3.6%
Bank of America Corp.
7.38%, 5/15/14	65,000,000	74,005,100
7.63%, 6/01/19	50,000,000	58,458,800

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
BANKS (continued)
Citigroup, Inc.
6.00%, 12/13/13	$10,000,000	$10,937,380
4.75%, 5/19/15	15,000,000	15,832,935
Discover Financial Services
7.00%, 4/15/20	5,000,000	5,517,955
First Horizon National Corp.
5.38%, 12/15/15	11,000,000	11,464,101
Fulton Financial Corp.
5.75%, 5/01/17	6,000,000	5,703,906
Huntington Bancshares, Inc.
7.00%, 12/15/20	5,000,000	5,477,180
KeyCorp
6.50%, 5/14/13	5,000,000	5,476,320
Morgan Stanley
0.53%, 4/19/12 (b)	10,000,000	9,969,710
2.81%, 5/14/13 (b)	40,000,000	41,390,760
1.90%, 1/24/14 (b)	125,000,000	126,837,625
5.38%, 10/15/15	10,000,000	10,663,330
Regions Financial Corp.
6.38%, 5/15/12	10,000,000	10,256,000
0.47%, 6/26/12 (b)	10,000,000	9,519,290
5.75%, 6/15/15	5,000,000	5,000,000
Silicon Valley Bank
6.05%, 6/01/17	5,170,000	5,437,935
Webster Bank NA
5.88%, 1/15/13 (c)	10,915,000	10,948,258
		422,896,585
BUILDING MATERIALS-0.1%
Masco Corp.
7.13%, 8/15/13	5,000,000	5,398,025
6.13%, 10/03/16	5,000,000	5,116,375
		10,514,400
COMMERCIAL SERVICES & SUPPLIES—0.1%
Chicago Parking Meters LLC
5.49%, 12/30/20 (c)	12,000,000	11,332,512

COMPUTERS-0.1%
International Business Machines Corp.
7.63%, 10/15/18	5,000,000	6,321,345

DIVERSIFIED FINANCIAL SERVICES-1.8%
American Express Co.
7.25%, 5/20/14	45,000,000	51,462,405
Ameriprise Financial, Inc.
7.30%, 6/28/19	20,000,000	23,951,400
7.52%, 6/01/66 (b)	3,460,000	3,667,600
Bear Stearns Cos., Inc.
0.49%, 2/01/12 (b)	10,000,000	10,015,450
6.95%, 8/10/12	38,000,000	41,158,788
Cantor Fitzgerald, LP
7.88%, 10/15/19 (c)	17,000,000	17,411,587

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
DIVERSIFIED FINANCIAL SERVICES (continued)
Capital One Capital VI
8.88%, 5/15/40	$8,641,000	$9,170,261
Janus Capital Group, Inc.
6.37%, 4/15/14	19,078,000	19,471,121
6.95%, 6/15/17	5,500,000	6,026,367
KKR Group Finance Co.
6.38%, 9/29/20 (c)	10,000,000	10,303,260
Merrill Lynch & Co., Inc.
6.88%, 4/25/18	15,000,000	16,875,090
		209,513,329
ELECTRIC-0.2%
FPL Group Capital, Inc.
7.88%, 12/15/15	15,000,000	17,912,820

ENTERTAINMENT-0.1%
International Game Technology
7.50%, 6/15/19	10,000,000	11,451,190

ENVIRONMENTAL CONTROL-0.0% (g)
Waste Management, Inc.
5.00%, 3/15/14	3,000,000	3,248,676

INSURANCE-3.1%
Alleghany Corp.
5.63%, 9/15/20	5,000,000	5,080,130
Allstate Corp.
6.13%, 5/15/37 (b)	4,000,000	4,080,000
American Financial Group, Inc.
9.88%, 6/15/19	12,000,000	14,245,320
AON Corp.
8.21%, 1/01/27	60,160,000	67,304,000
Assurant, Inc.
5.63%, 2/15/14	7,945,000	8,422,661
Chubb Corp.
6.38%, 3/29/67 (b)	9,250,000	9,781,875
Commerce Group, Inc.
5.95%, 12/09/13	25,988,000	27,216,427
Genworth Financial, Inc.
7.20%, 2/15/21	7,000,000	7,045,864
Genworth Life Institutional Funding Trust
5.88%, 5/03/13 (c)	15,000,000	15,842,385
Guardian Life Insurance Company of America
7.38%, 9/30/39 (c)	10,000,000	11,633,160
Infinity Property & Casualty Corp.
5.50%, 2/18/14	1,650,000	1,660,712
Markel Corp.
6.80%, 2/15/13	5,000,000	5,392,915
Mutual of Omaha Insurance Co.
6.95%, 10/15/40 (c)	10,000,000	10,385,120
National Life Insurance Co.
10.50%, 9/15/39 (c)	3,000,000	3,776,295

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
INSURANCE (continued)
NLV Financial Corp.
7.50%, 8/15/33 (c)	$5,200,000	$5,008,978
Penn Mutual Life Insurance Co.
7.63%, 6/15/40 (c)	15,490,000	16,788,480
Protective Life Corp.
7.38%, 10/15/19	10,000,000	11,231,030
Provident Companies, Inc.
7.00%, 7/15/18	4,406,000	4,896,110
Prudential Financial, Inc.
6.20%, 1/15/15	4,000,000	4,433,592
8.88%, 6/15/38 (b)	19,778,000	23,041,370
Reinsurance Group of America, Inc.
6.45%, 11/15/19	10,000,000	10,807,880
Symetra Financial Corp.
8.30%, 10/15/37 (b)(c)	27,814,000	27,535,860
Travelers Companies, Inc.
6.25%, 3/15/37 (b)	32,313,000	33,605,520
Unitrin, Inc.
6.00%, 5/15/17	5,000,000	5,133,815
Unum Group
7.13%, 9/30/16	1,000,000	1,133,064
Willis North America, Inc.
6.20%, 3/28/17	8,051,000	8,423,657
7.00%, 9/29/19	10,000,000	10,971,310
W.R. Berkley Corp.
5.88%, 2/15/13	5,739,000	6,087,329
7.38%, 9/15/19	10,000,000	11,343,260
		372,308,119
LODGING-0.1%
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 5/15/18	10,000,000	10,825,000

MACHINERY - CONSTRUCTION & MINING-0.2%
Caterpillar, Inc.
7.90%, 12/15/18	20,000,000	25,445,840

MEDIA-0.2%
Comcast Corp.
6.30%, 11/15/17	8,000,000	9,048,424
5.70%, 5/15/18	5,000,000	5,466,700
Viacom, Inc.
6.25%, 4/30/16	5,000,000	5,735,990
		20,251,114
OFFICE / BUSINESS EQUIPMENT-0.1%
Xerox Corp.
6.35%, 5/15/18	7,000,000	7,947,639

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
PACKAGING & CONTAINERS-0.1%
Sealed Air Corp.
5.63%, 7/15/13 (c)	$5,000,000	$5,260,270
7.88%, 6/15/17	4,000,000	4,452,896
		9,713,166
PHARMACEUTICALS-0.1%
Cardinal Health, Inc.
4.00%, 6/15/15	10,000,000	10,363,730

PIPELINES-0.4%
Kinder Morgan Energy Partners, LP
9.00%, 2/01/19	5,000,000	6,350,285
Midcontinent Express Pipeline
6.70%, 9/15/19 (c)	9,700,000	10,720,401
Plains All American Pipeline, LP
6.50%, 5/01/18	5,000,000	5,612,425
Rockies Express Pipeline
6.85%, 7/15/18 (c)	5,000,000	5,467,445
5.63%, 4/15/20 (c)	18,300,000	18,343,993
		46,494,549
RETAIL-0.7%
AutoZone, Inc.
7.13%, 8/01/18	16,000,000	18,507,840
CVS Pass-Through Trust
8.35%, 7/10/31 (c)	19,457,152	23,533,620
Home Depot, Inc.
5.20%, 3/01/11	5,000,000	5,000,000
5.40%, 3/01/16	6,250,000	6,955,769
Nordstrom, Inc.
6.25%, 1/15/18	10,000,000	11,436,780
Yum! Brands, Inc.
6.25%, 3/15/18	20,000,000	22,588,180
		88,022,189
TRANSPORTATION-0.0% (g)
CSX Transportation, Inc.
8.38%, 10/15/14	4,606,662	5,363,859

Total Corporate Bonds (Cost $1,177,431,485)		1,300,227,859

REAL ESTATE INVESTMENT TRUSTS-0.4%
AMB Property, LP
6.13%, 12/01/16	3,650,000	4,041,116
Brandywine Operations Partnership, LP
5.40%, 11/01/14	3,800,000	4,006,006
6.00%, 4/01/16	2,500,000	2,646,293
Duke Realty, LP
6.25%, 5/15/13	10,000,000	10,700,140
Federal Realty Investment Trust
5.95%, 8/15/14	5,000,000	5,534,125
Kimco Realty Corp.
6.00%, 11/30/12	6,000,000	6,396,564
Mack-Cali Realty Corp.
7.75%, 8/15/19	10,000,000	12,021,370

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
REAL ESTATE INVESTMENT TRUSTS (continued)
Regency Centers Corp.
4.95%, 4/15/14	$1,375,000	$1,436,872
Washington Real Estate Investment Trust
5.13%, 3/15/13	1,900,000	1,952,563
5.35%, 5/01/15	6,345,000	6,853,831
Total Real Estate Investment Trusts (Cost $49,380,042)		55,588,880

TERM LOANS-1.5%
CHEMICALS-0.2%
Celanese Holdings, LLC, Tranche C, 3.30%, 10/31/16 (b)	8,274,058	8,315,428
ISP Chemco, Inc., New Term Loan B, 1.81%, 6/04/14 (b)	13,226,392	13,118,928
		21,434,356
COMMERCIAL SERVICES & SUPPLIES-0.2%
Aramark Corp., Letter of Credit-1 Repo, 0.11%, 7/26/16 (b)	319,857	319,357
Aramark Corp., Letter of Credit-2 Repo, 0.11%, 7/26/16 (b)	576,165	577,606
Aramark Corp., Term Loan B Extended, 3.55%, 7/26/16 (b)	8,760,974	8,782,876
Aramark Corp., US Term Loan Non-Extended, 2.18%, 1/26/14 (b)	3,970,509	3,964,307
Hertz Corp., Letter of Credit, 0.26%, 12/21/12 (b)	1,682,825	1,680,479
Hertz Corp., Term Loan B, 2.01%, 12/21/12 (b)	9,053,851	9,041,230
		24,365,855
DIVERSIFIED FINANCICIAL SERVICES-0.0% (g)
Team Finance, LLC, Term Loan, 2.26% - 2.30%, 11/23/12 (b)	4,846,939	4,830,784

DIVERSIFIED TELECOMMUNICATION SERVICES-0.0% (g)
Windstream Corp., Term Loan B-1, 1.81%, 7/17/13 (b)	2,931,646	2,924,316

ENERGY EQUIPMENT & SERVICES-0.1%
Covanta Energy Corp., 1st Lien, Credit-Link Deposit, 0.20%, 2/09/14 (b)	2,665,972	2,647,977
Covanta Energy Corp., 1st Lien, Term Loan, 1.81%, 2/09/14 (b)	5,212,184	5,177,002
		7,824,979
HEALTH CARE EQUIPMENT & SUPPLIES-0.4%
Bausch & Lomb, Inc., Delayed Draw Term Loan, 3.51%, 4/24/15 (b)	753,667	754,609
Bausch & Lomb, Inc., Parent Term Loan, 3.51% - 3.55%, 4/24/15 (b)	3,104,000	3,107,880
Biomet, Inc., Dollar Term Loan, 3.26% - 3.30%, 9/25/13 (b)	19,540,531	19,519,154
Fresenius Medical Care AG & Co. KGaA, Term Loan B, 1.66% - 1.68%, 3/31/13 (b)	16,411,290	16,452,319
		39,833,962
HEALTH CARE PROVIDERS & SERVICES-0.1%
HCA, Inc., Term Loan A, 1.55%, 11/16/12 (b)	3,133,402	3,116,296
Iasis Healthcare, LLC, Delayed Draw Term Loan, 2.26%, 3/14/14 (b)	700,393	697,111
Iasis Healthcare, LLC, Letter of Credit, 0.16%, 3/14/14 (b)	191,561	190,663
Iasis Healthcare, LLC, Term Loan B, 2.26%, 3/14/14 (b)	2,025,222	2,015,730
		6,019,800
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.0% (g)
NRG Energy, Inc., Credit-Linked Deposit, 2.05%, 12/09/13 (b)	2,564,854	2,553,861
NRG Energy, Inc., Term Loan, 2.00% - 2.05%, 12/09/13 (b)	3,043,622	3,030,577
		5,584,438
MACHINERY-0.2%
Bucyrus International, Inc., Tranche C Term Loan, 4.25%, 2/17/16 (b)	19,852,528	19,912,085

MEDIA-0.0% (g)
Catalina Marketing Corp., 7 Year Term Loan, 3.01%, 10/01/14 (b)	2,765,056	2,752,959
National CineMedia, LLC, Term Loan, 2.06%, 2/13/15 (b)	2,000,000	1,986,666
		4,739,625
MULTILINE RETAIL-0.2%
Neiman-Marcus Group, Inc., Term Loan, 2.26% - 2.30%, 4/06/13 (b)	19,458,729	19,385,642

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
TERM LOANS (continued)
PAPER & FOREST PRODUCTS-0.1%
Georgia-Pacific Corp., Additional Term Loan B, 2.30%, 12/21/12 (b)	$1,596,256	$1,596,618
Georgia-Pacific Corp., Term Loan B, 2.30%, 12/21/12 (b)	7,340,179	7,341,846
Georgia-Pacific Corp., Term Loan C, 3.55%, 12/21/12 (b)	7,827,453	7,841,590
		16,780,054
Total Term Loans (Cost $162,397,955)		173,635,896

Total Long-Term Investments (Cost $8,570,514,806)		9,703,544,971

	Par Value/
	Shares
SHORT-TERM INVESTMENTS-19.5%
Repurchase Agreements-6.8%
Barclays Capital, Inc., 0.20%, dated 2/28/11 due 3/01/11 proceeds $400,002,222 (Collateralized by various Federal National Mortgage Associations, 1.00% - 2.39%, 9/23/13 - 6/10/20, various Federal Home Loan Banks, 4.81% - 5.27%, 12/28/12 - 8/20/15, Federal Home Loan Mortgage Corporation Discount Note, 0.00%, 8/10/11, Federal Farm Credit Discount Note, 0.00%, 1/06/12, aggregate market value plus accrued interest $407,924,409)	400,000,000	400,000,000
RBS Securities, Inc., 0.18%, dated 2/23/11 due 3/02/11 proceeds $400,014,000 (Collateralized by various Federal Home Loan Mortgage Corporation, 0.00% - 5.71%, 2/01/36 - 3/01/41, various Federal National Mortgage Associations, 2.11% - 6.53%, 11/01/14 - 5/01/50, aggregate market value plus accrued interest $412,003,761)	400,000,000	400,000,000
Total Repurchase Agreements (Cost $800,000,000)		800,000,000

Money Market Funds-10.4%
Blackrock Liquidity Temp Fund - 0.15% (h)	400,000,000	400,000,000
Dreyfus Cash Management Fund - 0.13% (h)	435,234,746	435,234,746
DWS Money Market Series Institutional - 0.15% (h)	400,000,000	400,000,000
Total Money Market Funds (Cost $1,235,234,746)		1,235,234,746

Commercial Paper-2.3%
Atlantic Asset Securitization Corp., 0.25%, 3/10/11	50,000,000	49,996,874
Gemini Securitization Corp., LLC,
0.25%, 3/04/11	75,000,000	74,998,438
0.25%, 3/07/11	74,000,000	73,996,917
Thames Asset Global Securitization, Inc. 0.25%, 3/04/11	75,000,000	74,998,438
Total Commercial Paper (Cost $273,990,667)		273,990,667

Total Short-Term Investments (Cost $2,309,225,413)		2,309,225,413

Total Investments-101.4% (Cost $10,879,740,219) (i)		12,012,770,384
Liabilities in excess of other assets-(1.4)%		(166,322,852)
Net Assets-100.0%		$11,846,447,532

(a)          Fannie Mae remains in conservatorship since the Federal Housing Agency put it there on September 7, 2008.

(b)         Floating rate security. Rate disclosed was in effect at February 28, 2011.

See Notes to Quarterly Portfolio of Investments.

(c)          Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the value of these securities amounted to 1,652,872,476 or 14.0% of net assets.

(d)         Security fair-valued in accordance with procedures established by the Valuation Committee under the general supervision of the Board of Directors. At February 28, 2011, the value of these securities amounted to $196,038,804 or 1.7% of net assets.

(e)          Restricted security (See Note 2).

(f)            Security is expected to be paid off before maturity date.

(g)         Less than 0.05%.

(h)         Represents annualized 7-day yield at February 28, 2011.

(i)             Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Aggregate gross unrealized appreciation	$1,149,622,766
Aggregate gross unrealized depreciation	(16,592,601)
Net unrealized appreciation	$1,133,030,165

See Notes to Quarterly Portfolio of Investments.

The Thirty-Eight Hundred Fund, LLC

Notes to Quarterly Portfolio of Investments

February 28, 2011 (unaudited)

1. Organization

The Thirty-Eight Hundred Fund, LLC (the “Fund”) (previously Jerboa Funding, LLC) was formed as a limited liability company under the laws of the State of Delaware on April 15, 2003. On December 28, 2007, the Fund changed its name and filed a registration statement under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund commenced full scale investment activities on February 14, 2008. The Fund currently has one direct beneficial owner, Thirty-Eight Hundred Investments Limited (the “Feeder Fund”), a Cayman Islands exempted company, that owns all of the outstanding common shares.  In turn, all of the common shares are indirectly beneficially owned by Wells Fargo & Company (“Wells Fargo”). The Feeder Fund may from time to time make additional paid-in capital contributions to the Fund without receiving additional common shares. These additional capital contributions are reflected on the Statements of Changes in Net Assets as contributed additional paid-in capital within the Fund’s Annual Report or Semi-Annual Report.  The Fund has no present intention of offering additional common shares.

The Fund’s primary investment objective is to maximize total returns while seeking to maintain relative stability of principal and adequate liquidity.

2. Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Changes in economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially. The following summarizes the significant accounting policies of the Fund:

Valuation of Investments – The securities of the Fund are carried at their fair value. Security prices are generally provided by outside pricing services approved by the Fund’s Board of Directors (“Directors”). The pricing services may value securities based on observable transactions in debt obligations, quotations from dealers, market transactions in comparable securities and various other relationships between securities. When market quotations are not readily available, including circumstances under which Wells Capital Management Incorporated (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, the portfolio security is valued at its fair value as determined in good faith under procedures established by the Fund’s valuation committee and under the general supervision of the Directors. Fair value estimates are made at a point in time based on recent market data as well as the best information available about the portfolio securities.

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day where such securities are of the highest credit quality. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

The Thirty-Eight Hundred Fund, LLC

Notes to Quarterly Portfolio of Investments (continued)

February 28, 2011 (unaudited)

Loans are valued at the average of bid quotations obtained from a pricing service. The Fund has engaged an independent pricing service to provide market value quotations from dealers in loans. As of February 28, 2011, all investments in term loans were valued based on prices from such services.

The Fund is subject to fair value accounting standards that define fair value, establish a framework for measuring and provide a three-level hierarchy for valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows: Level 1 - quoted prices in active markets for identical securities, Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of February 28, 2011, in valuing the Fund’s assets carried at fair value:

Investments	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Securities-Agency	$—	$1,064,976,932	$—	$1,064,976,932
Residential Mortgage-Backed Securities	—	2,890,365,347	—	2,890,365,347
Commercial Mortgage-Backed Securities	—	3,277,022,082	—	3,277,022,082
Auto Lease-Backed Security	—	—	196,038,804	196,038,804
Credit Card Backed Securities	—	559,608,716	—	559,608,716
Student Loan-Backed Securities	—	153,719,766	—	153,719,766
Other Asset-Backed Security	—	32,360,689	—	32,360,689
Corporate Bonds	—	1,300,227,859	—	1,300,227,859
Real Estate Investment Trusts	—	55,588,880	—	55,588,880
Term Loans	—	173,635,896	—	173,635,896
Repurchase Agreements	—	800,000,000	—	800,000,000
Money Market Funds	1,235,234,746	—	—	1,235,234,746
Commercial Paper	—	273,990,667	—	273,990,667
Total Investments	$1,235,234,746	$10,581,496,834	$196,038,804	$12,012,770,384

Fair value estimates for certain auto lease-backed securities for which limited observable market data is available are based on judgments regarding the current economic environment, observable spreads of auto loan-backed securities, collateral, credit, interest rate risks and other such factors. These estimates involve significant uncertainties and judgments and cannot be determined with precision.

The Investment Adviser uses observable spreads of auto loan-backed securities and then adjusts those spreads by factors that are related to the differences attributable to the auto lease-backed securities and the differences between domestic and foreign issuers. These spreads are also adjusted for risk and liquidity to arrive at a fair value for the auto lease-backed securities. The changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The Thirty-Eight Hundred Fund, LLC

Notes to Quarterly Portfolio of Investments (continued)

February 28, 2011 (unaudited)

Prior to October 2010, the spreads used in valuation of auto-lease backed securities were based on 90% of the spreads calculated by the Investment Adviser that rely on recent market data and 10% on brokers’ indicative bids.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Auto Lease-Backed Securities

Balance as of November 30, 2010	$513,478,392
Accrued Accretion / (Amortization)	—
Change in Unrealized Appreciation /(Depreciation)	(6,039,995)
Gross Purchases	—
Gross Sales/Paydowns	(311,399,593)
Realized Gain / (Loss)	—
Transfers In / (Out)	—
Balance as of February 28, 2011	$196,038,804

The net change in unrealized appreciation for investments still held as of February 28, 2011 is $ (2,247,790).

For the period ended February 28, 2011, there were no significant transfers between Levels 1 and 2.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”).  ASU 2010-06 will require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the effect that this additional requirement will have on the Fund’s financial statements.

Loan Assignments, Participations and Commitments – The Fund invests in loan assignments and loan participations. Loan assignments and participations are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. Such loan assignments and participations are typically senior, secured and collateralized in nature. The Fund records an investment on trade date and begins to accrue interest when the borrower withdraws money. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread.

The loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

The Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and the borrower (“intermediate participants”).  In the event that the borrower, selling participant or intermediate participants become insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

The Thirty-Eight Hundred Fund, LLC

Notes to Quarterly Portfolio of Investments (continued)

February 28, 2011 (unaudited)

Unfunded loan commitments represent the remaining obligations of the Fund to the borrowers. At any point in time, up to the maturity date of an issue, the borrower may demand the unfunded portion. The Fund records these commitments on the trade date and begins to accrue interest on the date the commitment is funded. As of February 28, 2011, the Fund had no unfunded loan commitments.

Repurchase Agreements – A repurchase agreement, which provides a means for the Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases a security, usually in the form of a debt obligation (the “Obligation”) and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The Fund’s custodian receives collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest. In the event of the seller’s default of the Obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the Obligation. Realization and/or retention of the collateral may be subject to legal proceedings.

Restricted Securities – A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The Fund does not have the right to demand that such securities be registered. Disposal of these securities may involve time consuming negotiations and expenses and it may be difficult to obtain a prompt sale at an acceptable price.

As of February 28, 2011, the Fund held the following restricted security:

		Principal			Percentage
	Date of	Amount	Cost	Value	of Net
Security	Acquisition	2/28/11	2/28/11	2/28/11	Assets
General Motors Auto Lease Trust
Capital Auto Receivables Asset Trust 2008-SNI 7.74%, 1/31/13	9/25/2008	$193,508,105	$193,508,105	$196,038,804	1.7%

Securities Traded on a To-Be-Announced Basis – The Fund may transact in To-Be-Announced Securities (“TBAs”). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date, utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund. At February 28, 2011, the Fund held no TBAs.

3. Risk Involved in Investing in the Fund

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this

The Thirty-Eight Hundred Fund, LLC

Notes to Quarterly Portfolio of Investments (continued)

February 28, 2011 (unaudited)

would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of losses to be remote.

The Fund invests in both residential and commercial mortgage-backed securities (“MBS”). MBS are securities backed by mortgages from which investors receive payments out of the interest and principal on the underlying mortgages. MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages in the event that interest rates decline. If the Fund buys MBS at a premium, mortgage foreclosures and prepayments of principal by mortgagors may result in some loss of the Fund’s principal investment to the extent of the premium paid. Alternatively, in a rising interest rate environment, the value of MBS may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of MBS may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities market as a whole. In addition, MBS are subject to the credit risk associated with the performance of the underlying mortgage properties. In certain instances, third-party guarantees or other forms of credit support can reduce the credit risk. If the Fund purchases MBS that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied.

4. Subsequent Event

On April 21, 2011, the Fund declared a distribution of $200,000,000 per share to shareholders of record as of April 21, 2011, payable on April 26, 2011. The total dollar amount payable was $1,000,000,000.

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. Management has determined that there are no material events, except as set forth above, that world require disclosure through this date.

Item 2.  Controls and Procedures.

(a)          The Registrant’s Chief Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b)         There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(c))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-3(c)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Thirty-Eight Hundred Fund, LLC

By:	/s/ Joseph R.York
Name:	Joseph R. York

Title:	Director and Chief Executive Officer

Date:	April 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph R. York

Name:	Joseph R. York

Title:	Director and Chief Executive Officer

Date:	April 28, 2011

By:	/s/ Trudance L.C. Bakke

Name:	Trudance L.C. Bakke

Title:	Treasurer and Principal Financial Officer

Date:	April 28, 2011